Share capital (Details) - Stock Option [Member]	3 Months Ended
Mar. 31, 2021 $ / shares shares
Statement [Line Items]
Number of outstanding balance, Beginning | shares	6,500,000
Expired | shares	0
Granted | shares	0
Number of outstanding balance, Ending | shares	6,500,000
Options exercisable | shares	6,285,416
Weighted average exercise price, Beginning | $ / shares	$ 1.81
Weighted average exercise price, Expired | $ / shares	0.00
Weighted average exercise price, Granted | $ / shares	0.00
Weighted average exercise price, Ending | $ / shares	1.81
Weighted average exercise price, Options exercisable | $ / shares	$ 1.79
Weighted average remaining contractual life (in years), Beginning	4 years 10 months 13 days
Weighted average remaining contractual life (in years), Ending	4 years 7 months 17 days
Weighted average remaining contractual life options exercisable (in years)	4 years 5 months 26 days